SCHEDULE OF CONCENTRATION (Details)	12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2023
Customer A [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	36.00%		29.00%		(0.00%)	[1]
Customer B [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	13.00%		14.00%		(0.00%)	[1]
Customer C [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	13.00%		(0.00%)	[1]	(0.00%)	[1]
Customer D [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	(0.00%)	[1]	24.00%		31.00%
Customer D [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	(0.00%)	[1]	85.00%
Customer H [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	(0.00%)	[1]	(0.00%)	[1]	16.00%
Customer I [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	(0.00%)	[1]	(0.00%)	[1]	13.00%
Customers [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	62.00%		67.00%		60.00%
Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	79.00%		85.00%
Customer E [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	44.00%		(0.00%)	[1]
Customer F [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	19.00%		(0.00%)	[1]
Customer G [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	16.00%		(0.00%)	[1]
Supplier A [Member] | Revenue Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	28.00%		(0.00%)	[2]	(0.00%)	[2]
Supplier A [Member] | Accounts Payable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	73.00%		(0.00%)	[2]
Supplier B [Member] | Revenue Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	17.00%		(0.00%)	[2]	(0.00%)	[2]
Supplier C [Member] | Revenue Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	16.00%		(0.00%)	[2]	(0.00%)	[2]
Supplier D [Member] | Revenue Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	14.00%		39.00%		(0.00%)	[2]
Supplier E [Member] | Revenue Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	(0.00%)	[2]	11.00%		(0.00%)	[2]
Supplier J [Member] | Revenue Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	(0.00%)	[2]	(0.00%)	[2]	16.00%
Supplier K [Member] | Revenue Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	(0.00%)	[2]	(0.00%)	[2]	11.00%
Supplier L [Member] | Revenue Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	(0.00%)	[2]	(0.00%)	[2]	10.00%
Supplier [Member] | Revenue Benchmark [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	75.00%		50.00%		37.00%
Supplier [Member] | Accounts Payable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	73.00%		87.00%
Supplier F [Member] | Accounts Payable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	(0.00%)	[2]	46.00%
Supplier G [Member] | Accounts Payable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	(0.00%)	[2]	17.00%
Supplier H [Member] | Accounts Payable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	(0.00%)	[2]	14.00%
Supplier I [Member] | Accounts Payable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	(0.00%)	[2]	10.00%

[1]	Indicates below 10%.
[2]	Indicates below 10%.